UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® GNMA Fund

October 31, 2011

1.809097.108

MOG-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (000s)
Other Government Related - 1.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5911% 12/7/20 (NCUA Guaranteed) (c)	$ 15,925	$ 15,965
Series 2010-R2 Class 1A, 0.7911% 11/6/17 (NCUA Guaranteed) (c)	30,589	30,608
Series 2011-R1 Class 1A, 0.6911% 1/8/20 (NCUA Guaranteed) (c)	23,595	23,625
Series 2011-R4 Class 1A, 0.6044% 3/6/20 (NCUA Guaranteed) (c)	15,888	15,895
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,997)		86,093
U.S. Government Agency - Mortgage Securities - 95.8%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 1.4%
1.888% 2/1/33 (c)	160	166
1.946% 7/1/35 (c)	74	77
1.965% 12/1/34 (c)	162	168
1.965% 3/1/35 (c)	149	155
1.985% 9/1/33 (c)	1,450	1,510
2.027% 10/1/33 (c)	77	79
2.159% 3/1/35 (c)	31	32
2.301% 7/1/34 (c)	91	96
2.367% 7/1/36 (c)	387	403
2.374% 1/1/35 (c)	709	739
2.43% 8/1/35 (c)	909	958
2.448% 5/1/35 (c)	1,136	1,198
2.497% 11/1/36 (c)	734	778
2.527% 6/1/47 (c)	406	430
2.528% 3/1/33 (c)	382	404
2.545% 10/1/33 (c)	150	157
2.671% 7/1/34 (c)	1,293	1,354
2.688% 9/1/34 (c)	907	956
2.935% 8/1/35 (c)	1,948	2,076
3.5% 11/1/25 to 4/1/26	73,231	76,156
3.5% 11/1/26 (a)	14,100	14,650
4% 4/1/24 to 10/1/25	2,623	2,759
4.5% 6/1/24	2,854	3,038
4.5% 11/1/26 (a)	11,000	11,709
5.5% 12/1/17 to 3/1/20	2,679	2,905
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
5.719% 3/1/36 (c)	$ 1,026	$ 1,082
6.5% 10/1/17	174	191
7% 11/1/16 to 3/1/17	918	1,005
7.5% 4/1/12 to 4/1/17	287	309
8.5% 12/1/27	133	154
9.5% 9/1/30	15	19
10.25% 10/1/18	5	6
11.5% 11/1/14 to 7/1/15	7	7
12.5% 10/1/15 to 7/1/16	16	17
		125,743
Freddie Mac - 0.3%
2.075% 3/1/37 (c)	100	104
2.102% 12/1/35 (c)	698	729
2.285% 6/1/33 (c)	869	902
2.35% 7/1/35 (c)	936	990
2.438% 10/1/35 (c)	849	879
2.459% 12/1/35 (c)	6,300	6,590
2.479% 11/1/35 (c)	812	854
2.5% 5/1/37 (c)	216	224
2.526% 6/1/33 (c)	2,570	2,693
2.537% 10/1/36 (c)	1,011	1,062
2.61% 8/1/34 (c)	366	387
2.615% 4/1/36 (c)	1,039	1,106
2.644% 3/1/35 (c)	3,657	3,853
2.711% 6/1/33 (c)	2,144	2,259
2.755% 1/1/35 (c)	2,322	2,458
2.906% 3/1/33 (c)	28	30
5.5% 11/1/17 to 1/1/25	4,652	5,048
8.5% 5/1/17 to 6/1/25	27	31
9% 7/1/18 to 3/1/20	10	11
9.5% 7/1/30	60	72
10% 4/1/15 to 7/1/19	83	94
10.25% 11/1/16	4	5
12% 2/1/13 to 6/1/15	12	13
12.5% 1/1/13 to 5/1/15	12	13
13% 5/1/14 to 11/1/14	2	2
13.5% 9/1/14	1	1
		30,410
Ginnie Mae - 94.1%
3.5% 3/20/34 to 1/15/41	33,546	34,858
3.5% 11/1/41 (a)	140,100	145,300
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 11/1/41 (a)	$ 100,000	$ 103,712
4% 1/15/25 to 10/15/41 (a)	1,077,825	1,152,547
4% 7/15/41	632	676
4% 10/1/41 (a)	1,000	1,069
4% 11/1/41 (a)	7,000	7,474
4% 11/1/41 (a)	6,000	6,407
4% 11/1/41 (a)	82,000	87,557
4.5% 6/20/33 to 9/20/41	2,785,925	3,032,891
4.5% 11/1/41 (a)	10,000	10,871
4.5% 11/1/41 (a)	7,000	7,610
4.5% 11/1/41 (a)	12,000	13,045
4.5% 11/1/41 (a)	100,000	108,429
4.5% 11/1/41 (a)	9,000	9,759
4.5% 11/1/41 (a)	5,000	5,421
4.5% 11/1/41 (a)	32,000	34,697
5% 8/15/18 to 7/15/41	1,576,009	1,741,980
5% 11/1/41 (a)	26,000	28,621
5.251% 6/20/60 (g)	47,525	53,019
5.35% 4/20/29 to 12/20/30	29,478	33,033
5.391% 11/20/59 (g)	71,330	78,436
5.5% 12/20/18 to 12/15/39 (b)	778,607	868,931
6% 8/15/17 to 5/15/39	472,298	528,954
6.45% 10/15/31 to 11/15/32	1,206	1,367
6.5% 5/20/28 to 1/15/39	44,683	50,457
7% 10/20/16 to 9/20/34	54,212	61,804
7.25% 9/15/27	102	116
7.395% 6/20/25 to 11/20/27	1,143	1,308
7.5% 5/15/17 to 9/20/32	21,826	24,963
8% 8/15/18 to 7/15/32	5,965	6,884
8.5% 5/15/16 to 2/15/31	1,402	1,569
9% 5/15/14 to 5/15/30	751	862
9.5% 12/20/15 to 4/20/17	222	246
10.5% 1/15/14 to 10/15/18	223	250
13% 4/15/13 to 1/15/15	23	25
13.5% 1/15/15	2	3
		8,245,151
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,068,377)		8,401,304
Collateralized Mortgage Obligations - 11.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 11.4%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
sequential payer Series 2010-50 Class FA, 0.5947% 1/25/24 (c)	$ 5,297	$ 5,315
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	1,067	65
target amortization class Series G94-2 Class D, 6.45% 1/25/24	618	627
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,182	215
Series 339 Class 5, 5.5% 8/1/33 (d)	1,832	261
Series 343 Class 16, 5.5% 5/1/34 (d)	1,413	212
Fannie Mae subordinate REMIC pass-thru certificates floater Series 2008-76 Class EF, 0.7447% 9/25/23 (c)	6,705	6,723
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,894	2,189
Series 3792, 0.6433% 11/15/40 (c)	44,284	44,438
Series 40 Class K, 6.5% 8/17/24	807	909
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	3,874	4,562
Series 2601 Class TI, 5.5% 10/15/22 (d)	3,968	269
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	26,314	29,349
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5947% 5/20/31 (c)	369	370
Series 2002-41 Class HF, 0.6433% 6/16/32 (c)	409	410
Series 2010-H03 Class FA, 0.7947% 3/20/60 (c)(g)	23,031	22,980
Series 2010-H17 Class FA, 0.5747% 7/20/60 (c)(g)	22,833	22,505
Series 2010-H18 Class AF, 0.5008% 9/20/60 (c)(g)	23,893	23,569
Series 2010-H19 Class FG, 0.5447% 8/20/60 (c)(g)	30,640	30,153
Series 2010-H27 Series FA, 0.6247% 12/20/60 (c)(g)	8,083	7,983
Series 2011-H05 Class FA, 0.7447% 12/20/60 (c)(g)	15,631	15,556
Series 2011-H07 Class FA, 0.7447% 2/20/61 (c)(g)	5,592	5,564
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.7347% 2/20/61 (c)(g)	$ 33,000	$ 32,835
Series 2011-H13 Class FA, 0.7447% 4/20/61 (c)(g)	14,131	14,066
Series 2011-H14:
Class FB, 0.7447% 5/20/61 (c)(g)	15,471	15,397
Class FC, 0.7447% 5/20/61 (c)(g)	16,035	15,959
Series 2011-H17 Class FA, 0.7747% 6/20/61 (c)(g)	21,362	21,298
planned amoritzation Series 2007-2 Class PC, 5.5% 6/20/35	21,510	24,174
planned amortization:
Series 2010-117 Class E, 3% 10/20/39	10,076	9,463
Series 2011-52 Class PA, 4.25% 2/16/41	83,675	91,202
Series 2011-79, 6/20/40 (e)	28,015	22,722
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	8,350	9,338
Series 1994-4 Class KQ, 7.9875% 7/16/24	545	626
Series 2000-26 Class PK, 7.5% 9/20/30	1,553	1,847
Series 2002-50 Class PE, 6% 7/20/32	10,390	11,571
Series 2003-54 Class UE, 5% 6/20/33	31,040	34,673
Series 2003-70 Class LE, 5% 7/20/32	44,000	46,798
Series 2004-19:
Class DJ, 4.5% 3/20/34	221	223
Class DP, 5.5% 3/20/34	3,895	4,179
Series 2004-64 Class KE, 5.5% 12/20/33	20,722	22,271
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	1,258	50
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,176
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,319
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,602
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,094
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,575
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	424	489
Series 1998-23 Class ZB, 6.5% 6/20/28	6,134	6,915
Series 2001-40 Class Z, 6% 8/20/31	3,860	4,296
Series 2001-49 Class Z, 7% 10/16/31	1,775	2,042
Series 2002-18 Class ZB, 6% 3/20/32	3,857	4,305
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	$ 192	$ 217
Class Z, 6.5% 5/16/32	5,462	6,190
Series 2002-33 Class ZJ, 6.5% 5/20/32	3,241	3,660
Series 2002-42 Class ZA, 6% 6/20/32	2,508	2,795
Series 2002-43 Class Z, 6.5% 6/20/32	6,088	6,871
Series 2002-45 Class Z, 6% 6/20/32	1,424	1,586
Series 2002-49 Class ZA, 6.5% 7/20/32	21,163	23,883
Series 2003-75 Class ZA, 5.5% 9/20/33	9,866	10,802
Series 2004-46 Class BZ, 6% 6/20/34	11,719	13,107
Series 2004-65 Class VE, 5.5% 7/20/15	2,434	2,623
Series 2004-86 Class G, 6% 10/20/34	6,273	7,415
Series 2005-28 Class AJ, 5.5% 4/20/35	24,369	27,145
Series 2005-47 Class ZY, 6% 6/20/35	5,844	7,159
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,230
Series 2005-82 Class JV, 5% 6/20/35	3,500	4,004
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,803
Series 1995-6 Class Z, 7% 9/20/25	1,234	1,472
Series 2003-92 Class SN, 6.1867% 10/16/33 (c)(d)(f)	14,179	2,277
Series 2004-32 Class GS, 6.2567% 5/16/34 (c)(d)(f)	1,461	308
Series 2004-79 Class FA, 0.5447% 1/20/31 (c)	1,269	1,270
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,230
Series 2006-13 Class DS, 10.7329% 3/20/36 (c)(f)	25,716	29,627
Series 2007-35 Class SC, 38.74% 6/16/37 (c)(f)	7,541	13,964
Series 2008-88 Class BZ, 5.5% 5/20/33	52,505	60,026
Series 2009-13 Class E, 4.5% 3/16/39	17,984	19,091
Series 2009-42 Class AY, 5% 6/16/37	12,243	13,304
Series 2010-42 Class OP, 4/20/40 (e)	36,952	29,971
Series 2010-H010 Class FA, 0.5747% 5/20/60 (c)(g)	15,258	15,038
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $944,047)		996,797
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.978% 1/17/38 (c)(d)	4,694	80
Series 1998-M4 Class N, 1.041% 2/25/35 (c)(d)	11	0 *
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	$ 38,474	$ 474
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	15,164	239
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9697% 9/16/42 (c)(d)	44,164	707
Series 2002-62 Class IO, 1.2111% 8/16/42 (c)(d)	41,139	1,256
Series 2002-85 Class X, 1.4221% 3/16/42 (c)(d)	21,850	1,095
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,601)		3,851
Cash Equivalents - 1.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 10/31/11 due 11/1/11 (Collateralized by U.S. Government Obligations) # (Cost $134,773)	$ 134,773	134,773
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $9,249,795)		9,622,818
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(856,406)
NET ASSETS - 100%		$ 8,766,412
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4% 11/1/41	$ (200,000)	(213,555)
4% 11/1/41	(24,000)	(25,627)
4.5% 11/1/41	(35,000)	(37,950)
4.5% 11/1/41	(147,000)	(159,391)
4.5% 11/1/41	(1,400)	(1,518)
4.5% 11/1/41	(14,900)	(16,156)
4.5% 11/1/41	(5,000)	(5,421)
5.5% 11/1/41	(129,000)	(143,240)
6.5% 11/1/41	(18,000)	(20,293)
TOTAL TBA SALE COMMITMENTS (Proceeds $618,402)		$ (623,151)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	$ (1,463)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,969,780.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$134,773,000 due 11/01/11 at 0.12%
Barclays Capital, Inc.	$ 19,913
Credit Agricole Securities (USA), Inc.	14,178
Deutsche Bank Securities, Inc.	7,537
HSBC Securities (USA), Inc.	26,937
ING Financial Markets LLC	17,722
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,722
Mizuho Securities USA, Inc.	648
Morgan Stanley & Co., Inc.	2,127
RBC Capital Markets Corp.	17,722
UBS Securities LLC	21,267
$ 134,773
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 86,093	$ -	$ 86,093	$ -
U.S. Government Agency - Mortgage Securities	8,401,304	-	8,401,304	-
Collateralized Mortgage Obligations	996,797	-	996,797	-
Commercial Mortgage Securities	3,851	-	3,851	-
Cash Equivalents	134,773	-	134,773	-
Total Investments in Securities:	$ 9,622,818	$ -	$ 9,622,818	$ -
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,463)	$ -	$ (1,463)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (623,151)	$ -	$ (623,151)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,988
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(11,988)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $9,250,844,000. Net unrealized appreciation aggregated $371,974,000, of which $389,900,000 related to appreciated investment securities and $17,926,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

October 31, 2011

1.858577.105

RW16-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 19.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	16,125	$ 276,224
Fidelity Blue Chip Growth Fund	5,857	258,750
Fidelity Disciplined Equity Fund	18,167	395,851
Fidelity Equity-Income Fund	9,589	395,052
Fidelity Series 100 Index Fund	24,687	218,229
Fidelity Series Broad Market Opportunities Fund	40,698	395,581
Fidelity Series Small Cap Opportunities Fund	3,809	39,691
TOTAL DOMESTIC EQUITY FUNDS		1,979,378
International Equity Funds - 0.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,051	31,169
TOTAL EQUITY FUNDS (Cost $1,836,424)		2,010,547
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund	75,434	814,691
Fidelity Strategic Real Return Fund	83,704	806,066
Fidelity Total Bond Fund	223,070	2,444,849
TOTAL FIXED-INCOME FUNDS (Cost $3,803,288)		4,065,606
Short-Term Funds - 38.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,922,608	$ 1,922,608
Fidelity Short-Term Bond Fund	226,823	1,930,264
TOTAL SHORT-TERM FUNDS (Cost $3,821,117)		3,852,872
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,460,829)		9,929,025
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,328)
NET ASSETS - 100%		$ 9,927,697
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $9,567,358. Net unrealized appreciation aggregated $361,667, of which $447,332 related to appreciated investment securities and $85,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement Fund 2016

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement Fund 2016SM

1.858553.105

ARW16-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 19.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	16,125	$ 276,224
Fidelity Blue Chip Growth Fund	5,857	258,750
Fidelity Disciplined Equity Fund	18,167	395,851
Fidelity Equity-Income Fund	9,589	395,052
Fidelity Series 100 Index Fund	24,687	218,229
Fidelity Series Broad Market Opportunities Fund	40,698	395,581
Fidelity Series Small Cap Opportunities Fund	3,809	39,691
TOTAL DOMESTIC EQUITY FUNDS		1,979,378
International Equity Funds - 0.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,051	31,169
TOTAL EQUITY FUNDS (Cost $1,836,424)		2,010,547
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund	75,434	814,691
Fidelity Strategic Real Return Fund	83,704	806,066
Fidelity Total Bond Fund	223,070	2,444,849
TOTAL FIXED-INCOME FUNDS (Cost $3,803,288)		4,065,606
Short-Term Funds - 38.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,922,608	$ 1,922,608
Fidelity Short-Term Bond Fund	226,823	1,930,264
TOTAL SHORT-TERM FUNDS (Cost $3,821,117)		3,852,872
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,460,829)		9,929,025
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,328)
NET ASSETS - 100%		$ 9,927,697
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $9,567,358. Net unrealized appreciation aggregated $361,667, of which $447,332 related to appreciated investment securities and $85,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2011

1.858579.105

RW18-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.8%
	Shares	Value
Domestic Equity Funds - 26.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,182	$ 191,550
Fidelity Blue Chip Growth Fund	4,055	179,140
Fidelity Disciplined Equity Fund	12,584	274,216
Fidelity Equity-Income Fund	6,642	273,663
Fidelity Series 100 Index Fund	17,097	151,141
Fidelity Series Broad Market Opportunities Fund	28,192	274,029
Fidelity Series Small Cap Opportunities Fund	2,632	27,425
TOTAL DOMESTIC EQUITY FUNDS		1,371,164
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,254	126,124
TOTAL EQUITY FUNDS (Cost $1,537,256)		1,497,288
Fixed-Income Funds - 41.4%

High Yield Fixed-Income Funds - 0.3%
Fidelity Capital & Income Fund	932	8,343
Fidelity Strategic Income Fund	749	8,370
TOTAL HIGH YIELD FIXED-INCOME FUNDS		16,713

	Shares	Value
Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund	39,580	$ 427,461
Fidelity Strategic Real Return Fund	43,922	422,967
Fidelity Total Bond Fund	116,843	1,280,603
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,131,031
TOTAL FIXED-INCOME FUNDS (Cost $2,048,124)		2,147,744
Short-Term Funds - 29.8%

Fidelity Institutional Money Market Portfolio Institutional Class	773,715	773,715
Fidelity Short-Term Bond Fund	91,213	776,227
TOTAL SHORT-TERM FUNDS (Cost $1,541,305)		1,549,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,126,685)		5,194,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(389)
NET ASSETS - 100%		$ 5,194,585
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,202,080. Net unrealized depreciation aggregated $7,106, of which $135,035 related to appreciated investment securities and $142,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858555.105

ARW18-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.8%
	Shares	Value
Domestic Equity Funds - 26.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,182	$ 191,550
Fidelity Blue Chip Growth Fund	4,055	179,140
Fidelity Disciplined Equity Fund	12,584	274,216
Fidelity Equity-Income Fund	6,642	273,663
Fidelity Series 100 Index Fund	17,097	151,141
Fidelity Series Broad Market Opportunities Fund	28,192	274,029
Fidelity Series Small Cap Opportunities Fund	2,632	27,425
TOTAL DOMESTIC EQUITY FUNDS		1,371,164
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,254	126,124
TOTAL EQUITY FUNDS (Cost $1,537,256)		1,497,288
Fixed-Income Funds - 41.4%

High Yield Fixed-Income Funds - 0.3%
Fidelity Capital & Income Fund	932	8,343
Fidelity Strategic Income Fund	749	8,370
TOTAL HIGH YIELD FIXED-INCOME FUNDS		16,713

	Shares	Value
Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund	39,580	$ 427,461
Fidelity Strategic Real Return Fund	43,922	422,967
Fidelity Total Bond Fund	116,843	1,280,603
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,131,031
TOTAL FIXED-INCOME FUNDS (Cost $2,048,124)		2,147,744
Short-Term Funds - 29.8%

Fidelity Institutional Money Market Portfolio Institutional Class	773,715	773,715
Fidelity Short-Term Bond Fund	91,213	776,227
TOTAL SHORT-TERM FUNDS (Cost $1,541,305)		1,549,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,126,685)		5,194,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(389)
NET ASSETS - 100%		$ 5,194,585
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,202,080. Net unrealized depreciation aggregated $7,106, of which $135,035 related to appreciated investment securities and $142,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2011

1.858582.105

RW20-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,800	$ 167,876
Fidelity Blue Chip Growth Fund	3,553	156,986
Fidelity Disciplined Equity Fund	11,012	239,957
Fidelity Equity-Income Fund	5,813	239,480
Fidelity Series 100 Index Fund	14,984	132,458
Fidelity Series Broad Market Opportunities Fund	24,670	239,793
Fidelity Series Small Cap Opportunities Fund	2,307	24,035
TOTAL DOMESTIC EQUITY FUNDS		1,200,585
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,204	124,644
TOTAL EQUITY FUNDS (Cost $1,189,950)		1,325,229
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	5,135	45,960
Fidelity Strategic Income Fund	4,129	46,165
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,125

	Shares	Value
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Government Income Fund	25,920	$ 279,939
Fidelity Strategic Real Return Fund	28,764	276,993
Fidelity Total Bond Fund	76,550	838,985
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,395,917
TOTAL FIXED-INCOME FUNDS (Cost $1,386,620)		1,488,042
Short-Term Funds - 24.3%

Fidelity Institutional Money Market Portfolio Institutional Class	450,236	450,236
Fidelity Short-Term Bond Fund	53,079	451,699
TOTAL SHORT-TERM FUNDS (Cost $892,378)		901,935
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,468,948)		3,715,206
NET OTHER ASSETS (LIABILITIES) - 0.0%		(347)
NET ASSETS - 100%		$ 3,714,859
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $3,527,547. Net unrealized appreciation aggregated $187,659, of which $229,605 related to appreciated investment securities and $41,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858557.105

ARW20-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,800	$ 167,876
Fidelity Blue Chip Growth Fund	3,553	156,986
Fidelity Disciplined Equity Fund	11,012	239,957
Fidelity Equity-Income Fund	5,813	239,480
Fidelity Series 100 Index Fund	14,984	132,458
Fidelity Series Broad Market Opportunities Fund	24,670	239,793
Fidelity Series Small Cap Opportunities Fund	2,307	24,035
TOTAL DOMESTIC EQUITY FUNDS		1,200,585
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,204	124,644
TOTAL EQUITY FUNDS (Cost $1,189,950)		1,325,229
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	5,135	45,960
Fidelity Strategic Income Fund	4,129	46,165
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,125

	Shares	Value
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Government Income Fund	25,920	$ 279,939
Fidelity Strategic Real Return Fund	28,764	276,993
Fidelity Total Bond Fund	76,550	838,985
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,395,917
TOTAL FIXED-INCOME FUNDS (Cost $1,386,620)		1,488,042
Short-Term Funds - 24.3%

Fidelity Institutional Money Market Portfolio Institutional Class	450,236	450,236
Fidelity Short-Term Bond Fund	53,079	451,699
TOTAL SHORT-TERM FUNDS (Cost $892,378)		901,935
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,468,948)		3,715,206
NET OTHER ASSETS (LIABILITIES) - 0.0%		(347)
NET ASSETS - 100%		$ 3,714,859
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $3,527,547. Net unrealized appreciation aggregated $187,659, of which $229,605 related to appreciated investment securities and $41,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2011

1.858584.105

RW22-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.0%
	Shares	Value
Domestic Equity Funds - 36.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,750	$ 149,895
Fidelity Blue Chip Growth Fund	3,169	140,017
Fidelity Disciplined Equity Fund	9,840	214,419
Fidelity Equity-Income Fund	5,194	213,988
Fidelity Series 100 Index Fund	13,389	118,355
Fidelity Series Broad Market Opportunities Fund	22,045	214,273
Fidelity Series Small Cap Opportunities Fund	2,064	21,504
TOTAL DOMESTIC EQUITY FUNDS		1,072,451
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,188	124,178
TOTAL EQUITY FUNDS (Cost $1,317,539)		1,196,629
Fixed-Income Funds - 38.5%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	5,389	48,231
Fidelity Strategic Income Fund	4,333	48,447
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,678

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	19,086	$ 206,132
Fidelity Strategic Real Return Fund	21,179	203,958
Fidelity Total Bond Fund	56,447	618,657
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,028,747
TOTAL FIXED-INCOME FUNDS (Cost $1,104,968)		1,125,425
Short-Term Funds - 20.5%

Fidelity Institutional Money Market Portfolio Institutional Class	298,303	298,303
Fidelity Short-Term Bond Fund	35,168	299,280
TOTAL SHORT-TERM FUNDS (Cost $598,062)		597,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,020,569)		2,919,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45)
NET ASSETS - 100%		$ 2,919,592
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $3,042,266. Net unrealized depreciation aggregated $122,629, of which $47,182 related to appreciated investment securities and $169,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858560.105

ARW22-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.0%
	Shares	Value
Domestic Equity Funds - 36.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,750	$ 149,895
Fidelity Blue Chip Growth Fund	3,169	140,017
Fidelity Disciplined Equity Fund	9,840	214,419
Fidelity Equity-Income Fund	5,194	213,988
Fidelity Series 100 Index Fund	13,389	118,355
Fidelity Series Broad Market Opportunities Fund	22,045	214,273
Fidelity Series Small Cap Opportunities Fund	2,064	21,504
TOTAL DOMESTIC EQUITY FUNDS		1,072,451
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,188	124,178
TOTAL EQUITY FUNDS (Cost $1,317,539)		1,196,629
Fixed-Income Funds - 38.5%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	5,389	48,231
Fidelity Strategic Income Fund	4,333	48,447
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,678

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	19,086	$ 206,132
Fidelity Strategic Real Return Fund	21,179	203,958
Fidelity Total Bond Fund	56,447	618,657
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,028,747
TOTAL FIXED-INCOME FUNDS (Cost $1,104,968)		1,125,425
Short-Term Funds - 20.5%

Fidelity Institutional Money Market Portfolio Institutional Class	298,303	298,303
Fidelity Short-Term Bond Fund	35,168	299,280
TOTAL SHORT-TERM FUNDS (Cost $598,062)		597,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,020,569)		2,919,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45)
NET ASSETS - 100%		$ 2,919,592
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $3,042,266. Net unrealized depreciation aggregated $122,629, of which $47,182 related to appreciated investment securities and $169,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2011

1.858587.105

RW24-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,160	$ 105,525
Fidelity Blue Chip Growth Fund	2,236	98,766
Fidelity Disciplined Equity Fund	6,936	151,144
Fidelity Equity-Income Fund	3,661	150,841
Fidelity Series 100 Index Fund	9,425	83,316
Fidelity Series Broad Market Opportunities Fund	15,539	151,041
Fidelity Series Small Cap Opportunities Fund	1,453	15,136
TOTAL DOMESTIC EQUITY FUNDS		755,769
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,266	96,829
TOTAL EQUITY FUNDS (Cost $846,516)		852,598
Fixed-Income Funds - 37.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	4,134	36,997
Fidelity Strategic Income Fund	3,324	37,161
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,158

	Shares	Value
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Government Income Fund	11,757	$ 126,971
Fidelity Strategic Real Return Fund	13,045	125,628
Fidelity Total Bond Fund	34,649	379,749
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		632,348
TOTAL FIXED-INCOME FUNDS (Cost $678,643)		706,506
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	170,233	170,233
Fidelity Short-Term Bond Fund	20,070	170,793
TOTAL SHORT-TERM FUNDS (Cost $338,990)		341,026
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,864,149)	1,900,130
NET OTHER ASSETS (LIABILITIES) - 0.0%	(165)
NET ASSETS - 100%	$ 1,899,965
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,885,758. Net unrealized appreciation aggregated $14,372, of which $62,460 related to appreciated investment securities and $48,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858562.105

ARW24-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,160	$ 105,525
Fidelity Blue Chip Growth Fund	2,236	98,766
Fidelity Disciplined Equity Fund	6,936	151,144
Fidelity Equity-Income Fund	3,661	150,841
Fidelity Series 100 Index Fund	9,425	83,316
Fidelity Series Broad Market Opportunities Fund	15,539	151,041
Fidelity Series Small Cap Opportunities Fund	1,453	15,136
TOTAL DOMESTIC EQUITY FUNDS		755,769
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,266	96,829
TOTAL EQUITY FUNDS (Cost $846,516)		852,598
Fixed-Income Funds - 37.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	4,134	36,997
Fidelity Strategic Income Fund	3,324	37,161
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,158

	Shares	Value
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Government Income Fund	11,757	$ 126,971
Fidelity Strategic Real Return Fund	13,045	125,628
Fidelity Total Bond Fund	34,649	379,749
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		632,348
TOTAL FIXED-INCOME FUNDS (Cost $678,643)		706,506
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	170,233	170,233
Fidelity Short-Term Bond Fund	20,070	170,793
TOTAL SHORT-TERM FUNDS (Cost $338,990)		341,026
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,864,149)	1,900,130
NET OTHER ASSETS (LIABILITIES) - 0.0%	(165)
NET ASSETS - 100%	$ 1,899,965
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,885,758. Net unrealized appreciation aggregated $14,372, of which $62,460 related to appreciated investment securities and $48,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2011

1.858589.105

RW26-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.6%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,753	$ 115,680
Fidelity Blue Chip Growth Fund	2,450	108,251
Fidelity Disciplined Equity Fund	7,598	165,571
Fidelity Equity-Income Fund	4,011	165,240
Fidelity Series 100 Index Fund	10,327	91,288
Fidelity Series Broad Market Opportunities Fund	17,022	165,458
Fidelity Series Small Cap Opportunities Fund	1,595	16,619
TOTAL DOMESTIC EQUITY FUNDS		828,107
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,933	116,607
TOTAL EQUITY FUNDS (Cost $987,076)		944,714
Fixed-Income Funds - 36.0%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,795	42,917
Fidelity Strategic Income Fund	3,856	43,110
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,027

	Shares	Value
Investment Grade Fixed-Income Funds - 31.7%
Fidelity Government Income Fund	11,699	$ 126,346
Fidelity Strategic Real Return Fund	12,982	125,013
Fidelity Total Bond Fund	34,565	378,836
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		630,195
TOTAL FIXED-INCOME FUNDS (Cost $713,547)		716,222
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	162,251	162,251
Fidelity Short-Term Bond Fund	19,128	162,783
TOTAL SHORT-TERM FUNDS (Cost $325,130)		325,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,025,753)	1,985,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(212)
NET ASSETS - 100%	$ 1,985,758
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,050,494. Net unrealized depreciation aggregated $64,524, of which $18,346 related to appreciated investment securities and $82,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858564.105

ARW26-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.6%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,753	$ 115,680
Fidelity Blue Chip Growth Fund	2,450	108,251
Fidelity Disciplined Equity Fund	7,598	165,571
Fidelity Equity-Income Fund	4,011	165,240
Fidelity Series 100 Index Fund	10,327	91,288
Fidelity Series Broad Market Opportunities Fund	17,022	165,458
Fidelity Series Small Cap Opportunities Fund	1,595	16,619
TOTAL DOMESTIC EQUITY FUNDS		828,107
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,933	116,607
TOTAL EQUITY FUNDS (Cost $987,076)		944,714
Fixed-Income Funds - 36.0%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,795	42,917
Fidelity Strategic Income Fund	3,856	43,110
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,027

	Shares	Value
Investment Grade Fixed-Income Funds - 31.7%
Fidelity Government Income Fund	11,699	$ 126,346
Fidelity Strategic Real Return Fund	12,982	125,013
Fidelity Total Bond Fund	34,565	378,836
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		630,195
TOTAL FIXED-INCOME FUNDS (Cost $713,547)		716,222
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	162,251	162,251
Fidelity Short-Term Bond Fund	19,128	162,783
TOTAL SHORT-TERM FUNDS (Cost $325,130)		325,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,025,753)	1,985,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(212)
NET ASSETS - 100%	$ 1,985,758
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,050,494. Net unrealized depreciation aggregated $64,524, of which $18,346 related to appreciated investment securities and $82,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2011

1.858591.105

RW28-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,229	$ 329,392
Fidelity Blue Chip Growth Fund	6,971	307,966
Fidelity Disciplined Equity Fund	21,648	471,710
Fidelity Equity-Income Fund	11,426	470,747
Fidelity Series 100 Index Fund	29,425	260,114
Fidelity Series Broad Market Opportunities Fund	48,496	471,382
Fidelity Series Small Cap Opportunities Fund	4,549	47,396
TOTAL DOMESTIC EQUITY FUNDS		2,358,707
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	12,231	362,656
TOTAL EQUITY FUNDS (Cost $2,706,253)		2,721,363
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	14,203	127,115
Fidelity Strategic Income Fund	11,422	127,699
TOTAL HIGH YIELD FIXED-INCOME FUNDS		254,814

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	31,056	$ 335,410
Fidelity Strategic Real Return Fund	34,455	331,806
Fidelity Total Bond Fund	91,759	1,005,683
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,672,899
TOTAL FIXED-INCOME FUNDS (Cost $1,836,012)		1,927,713
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Portfolio Institutional Class	408,430	408,430
Fidelity Short-Term Bond Fund	48,154	409,792
TOTAL SHORT-TERM FUNDS (Cost $811,725)		818,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,353,990)		5,467,298
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 5,467,182
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,428,722. Net unrealized appreciation aggregated $38,576, of which $201,783 related to appreciated investment securities and $163,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858566.105

ARW28-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,229	$ 329,392
Fidelity Blue Chip Growth Fund	6,971	307,966
Fidelity Disciplined Equity Fund	21,648	471,710
Fidelity Equity-Income Fund	11,426	470,747
Fidelity Series 100 Index Fund	29,425	260,114
Fidelity Series Broad Market Opportunities Fund	48,496	471,382
Fidelity Series Small Cap Opportunities Fund	4,549	47,396
TOTAL DOMESTIC EQUITY FUNDS		2,358,707
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	12,231	362,656
TOTAL EQUITY FUNDS (Cost $2,706,253)		2,721,363
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	14,203	127,115
Fidelity Strategic Income Fund	11,422	127,699
TOTAL HIGH YIELD FIXED-INCOME FUNDS		254,814

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	31,056	$ 335,410
Fidelity Strategic Real Return Fund	34,455	331,806
Fidelity Total Bond Fund	91,759	1,005,683
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,672,899
TOTAL FIXED-INCOME FUNDS (Cost $1,836,012)		1,927,713
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Portfolio Institutional Class	408,430	408,430
Fidelity Short-Term Bond Fund	48,154	409,792
TOTAL SHORT-TERM FUNDS (Cost $811,725)		818,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,353,990)		5,467,298
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 5,467,182
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,428,722. Net unrealized appreciation aggregated $38,576, of which $201,783 related to appreciated investment securities and $163,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2011

1.858593.105

RW30-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,845	$ 271,428
Fidelity Blue Chip Growth Fund	5,744	253,770
Fidelity Disciplined Equity Fund	17,829	388,497
Fidelity Equity-Income Fund	9,411	387,720
Fidelity Series 100 Index Fund	24,255	214,412
Fidelity Series Broad Market Opportunities Fund	39,942	388,232
Fidelity Series Small Cap Opportunities Fund	3,742	38,987
TOTAL DOMESTIC EQUITY FUNDS		1,943,046
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	10,942	324,429
TOTAL EQUITY FUNDS (Cost $2,224,617)		2,267,475
Fixed-Income Funds - 34.8%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	12,113	108,413
Fidelity Strategic Income Fund	9,741	108,901
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,314

	Shares	Value
Investment Grade Fixed-Income Funds - 29.8%
Fidelity Government Income Fund	24,294	$ 262,376
Fidelity Strategic Real Return Fund	26,959	259,611
Fidelity Total Bond Fund	71,902	788,049
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,310,036
TOTAL FIXED-INCOME FUNDS (Cost $1,500,585)		1,527,350
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	298,526	298,526
Fidelity Short-Term Bond Fund	35,194	299,504
TOTAL SHORT-TERM FUNDS (Cost $595,718)		598,030
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,320,920)		4,392,855
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289)
NET ASSETS - 100%		$ 4,392,566
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $4,363,566. Net unrealized appreciation aggregated $29,289, of which $132,361 related to appreciated investment securities and $103,072 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858569.105

ARW30-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,845	$ 271,428
Fidelity Blue Chip Growth Fund	5,744	253,770
Fidelity Disciplined Equity Fund	17,829	388,497
Fidelity Equity-Income Fund	9,411	387,720
Fidelity Series 100 Index Fund	24,255	214,412
Fidelity Series Broad Market Opportunities Fund	39,942	388,232
Fidelity Series Small Cap Opportunities Fund	3,742	38,987
TOTAL DOMESTIC EQUITY FUNDS		1,943,046
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	10,942	324,429
TOTAL EQUITY FUNDS (Cost $2,224,617)		2,267,475
Fixed-Income Funds - 34.8%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	12,113	108,413
Fidelity Strategic Income Fund	9,741	108,901
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,314

	Shares	Value
Investment Grade Fixed-Income Funds - 29.8%
Fidelity Government Income Fund	24,294	$ 262,376
Fidelity Strategic Real Return Fund	26,959	259,611
Fidelity Total Bond Fund	71,902	788,049
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,310,036
TOTAL FIXED-INCOME FUNDS (Cost $1,500,585)		1,527,350
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	298,526	298,526
Fidelity Short-Term Bond Fund	35,194	299,504
TOTAL SHORT-TERM FUNDS (Cost $595,718)		598,030
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,320,920)		4,392,855
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289)
NET ASSETS - 100%		$ 4,392,566
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $4,363,566. Net unrealized appreciation aggregated $29,289, of which $132,361 related to appreciated investment securities and $103,072 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2011

1.858595.105

RW32-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,457	$ 93,482
Fidelity Blue Chip Growth Fund	1,978	87,377
Fidelity Disciplined Equity Fund	6,146	133,925
Fidelity Equity-Income Fund	3,244	133,658
Fidelity Series 100 Index Fund	8,346	73,779
Fidelity Series Broad Market Opportunities Fund	13,769	133,834
Fidelity Series Small Cap Opportunities Fund	1,278	13,322
TOTAL DOMESTIC EQUITY FUNDS		669,377
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,074	120,806
TOTAL EQUITY FUNDS (Cost $735,601)		790,183
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	4,295	38,441
Fidelity Strategic Income Fund	3,454	38,614
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,055

	Shares	Value
Investment Grade Fixed-Income Funds - 28.7%
Fidelity Government Income Fund	7,900	$ 85,324
Fidelity Strategic Real Return Fund	8,767	84,423
Fidelity Total Bond Fund	23,370	256,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		425,887
TOTAL FIXED-INCOME FUNDS (Cost $493,167)		502,942
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	95,022	95,022
Fidelity Short-Term Bond Fund	11,203	95,333
TOTAL SHORT-TERM FUNDS (Cost $189,862)		190,355
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,418,630)	1,483,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(67)
NET ASSETS - 100%	$ 1,483,413
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,420,092. Net unrealized appreciation aggregated $63,388, of which $77,972 related to appreciated investment securities and $14,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858571.104

ARW32-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,457	$ 93,482
Fidelity Blue Chip Growth Fund	1,978	87,377
Fidelity Disciplined Equity Fund	6,146	133,925
Fidelity Equity-Income Fund	3,244	133,658
Fidelity Series 100 Index Fund	8,346	73,779
Fidelity Series Broad Market Opportunities Fund	13,769	133,834
Fidelity Series Small Cap Opportunities Fund	1,278	13,322
TOTAL DOMESTIC EQUITY FUNDS		669,377
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,074	120,806
TOTAL EQUITY FUNDS (Cost $735,601)		790,183
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	4,295	38,441
Fidelity Strategic Income Fund	3,454	38,614
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,055

	Shares	Value
Investment Grade Fixed-Income Funds - 28.7%
Fidelity Government Income Fund	7,900	$ 85,324
Fidelity Strategic Real Return Fund	8,767	84,423
Fidelity Total Bond Fund	23,370	256,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		425,887
TOTAL FIXED-INCOME FUNDS (Cost $493,167)		502,942
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	95,022	95,022
Fidelity Short-Term Bond Fund	11,203	95,333
TOTAL SHORT-TERM FUNDS (Cost $189,862)		190,355
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,418,630)	1,483,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(67)
NET ASSETS - 100%	$ 1,483,413
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,420,092. Net unrealized appreciation aggregated $63,388, of which $77,972 related to appreciated investment securities and $14,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2011

1.858597.105

RW34-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,892	$ 135,194
Fidelity Blue Chip Growth Fund	2,864	126,537
Fidelity Disciplined Equity Fund	8,882	193,536
Fidelity Equity-Income Fund	4,688	193,149
Fidelity Series 100 Index Fund	12,079	106,777
Fidelity Series Broad Market Opportunities Fund	19,898	193,404
Fidelity Series Small Cap Opportunities Fund	1,858	19,357
TOTAL DOMESTIC EQUITY FUNDS		967,954
International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Institutional Class	6,349	188,241
TOTAL EQUITY FUNDS (Cost $1,032,492)		1,156,195
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,393	57,215
Fidelity Strategic Income Fund	5,141	57,473
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,688

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	11,073	$ 119,583
Fidelity Strategic Real Return Fund	12,287	118,321
Fidelity Total Bond Fund	32,735	358,779
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		596,683
TOTAL FIXED-INCOME FUNDS (Cost $652,465)		711,371
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class	119,927	119,927
Fidelity Short-Term Bond Fund	14,139	120,319
TOTAL SHORT-TERM FUNDS (Cost $236,841)		240,246
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,921,798)		2,107,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26)
NET ASSETS - 100%		$ 2,107,786
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,953,872. Net unrealized appreciation aggregated $153,940, of which $178,215 related to appreciated investment securities and $24,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858573.105

ARW34-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,892	$ 135,194
Fidelity Blue Chip Growth Fund	2,864	126,537
Fidelity Disciplined Equity Fund	8,882	193,536
Fidelity Equity-Income Fund	4,688	193,149
Fidelity Series 100 Index Fund	12,079	106,777
Fidelity Series Broad Market Opportunities Fund	19,898	193,404
Fidelity Series Small Cap Opportunities Fund	1,858	19,357
TOTAL DOMESTIC EQUITY FUNDS		967,954
International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Institutional Class	6,349	188,241
TOTAL EQUITY FUNDS (Cost $1,032,492)		1,156,195
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,393	57,215
Fidelity Strategic Income Fund	5,141	57,473
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,688

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	11,073	$ 119,583
Fidelity Strategic Real Return Fund	12,287	118,321
Fidelity Total Bond Fund	32,735	358,779
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		596,683
TOTAL FIXED-INCOME FUNDS (Cost $652,465)		711,371
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class	119,927	119,927
Fidelity Short-Term Bond Fund	14,139	120,319
TOTAL SHORT-TERM FUNDS (Cost $236,841)		240,246
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,921,798)		2,107,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26)
NET ASSETS - 100%		$ 2,107,786
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,953,872. Net unrealized appreciation aggregated $153,940, of which $178,215 related to appreciated investment securities and $24,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2011

1.858599.105

RW36-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,269	$ 175,912
Fidelity Blue Chip Growth Fund	3,726	164,605
Fidelity Disciplined Equity Fund	11,567	252,054
Fidelity Equity-Income Fund	6,106	251,549
Fidelity Series 100 Index Fund	15,703	138,818
Fidelity Series Broad Market Opportunities Fund	25,914	251,882
Fidelity Series Small Cap Opportunities Fund	2,425	25,263
TOTAL DOMESTIC EQUITY FUNDS		1,260,083
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,866	262,862
TOTAL EQUITY FUNDS (Cost $1,641,991)		1,522,945
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	8,563	76,642
Fidelity Strategic Income Fund	6,886	76,989
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,631

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	13,737	$ 148,362
Fidelity Strategic Real Return Fund	15,244	146,796
Fidelity Total Bond Fund	40,563	444,573
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		739,731
TOTAL FIXED-INCOME FUNDS (Cost $896,854)		893,362
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	137,109	137,109
Fidelity Short-Term Bond Fund	16,164	137,556
TOTAL SHORT-TERM FUNDS (Cost $275,014)		274,665
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,813,859)		2,690,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207)
NET ASSETS - 100%		$ 2,690,765
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,824,214. Net unrealized depreciation aggregated $133,242, of which $22,793 related to appreciated investment securities and $156,035 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858575.105

ARW36-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,269	$ 175,912
Fidelity Blue Chip Growth Fund	3,726	164,605
Fidelity Disciplined Equity Fund	11,567	252,054
Fidelity Equity-Income Fund	6,106	251,549
Fidelity Series 100 Index Fund	15,703	138,818
Fidelity Series Broad Market Opportunities Fund	25,914	251,882
Fidelity Series Small Cap Opportunities Fund	2,425	25,263
TOTAL DOMESTIC EQUITY FUNDS		1,260,083
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	8,866	262,862
TOTAL EQUITY FUNDS (Cost $1,641,991)		1,522,945
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	8,563	76,642
Fidelity Strategic Income Fund	6,886	76,989
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,631

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	13,737	$ 148,362
Fidelity Strategic Real Return Fund	15,244	146,796
Fidelity Total Bond Fund	40,563	444,573
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		739,731
TOTAL FIXED-INCOME FUNDS (Cost $896,854)		893,362
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	137,109	137,109
Fidelity Short-Term Bond Fund	16,164	137,556
TOTAL SHORT-TERM FUNDS (Cost $275,014)		274,665
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,813,859)		2,690,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207)
NET ASSETS - 100%		$ 2,690,765
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,824,214. Net unrealized depreciation aggregated $133,242, of which $22,793 related to appreciated investment securities and $156,035 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2011

1.867283.104

RW38-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.6%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,312	$ 90,999
Fidelity Blue Chip Growth Fund	1,928	85,163
Fidelity Disciplined Equity Fund	5,981	130,328
Fidelity Equity-Income Fund	3,157	130,068
Fidelity Series 100 Index Fund	8,127	71,843
Fidelity Series Broad Market Opportunities Fund	13,399	130,239
Fidelity Series Small Cap Opportunities Fund	1,252	13,049
TOTAL DOMESTIC EQUITY FUNDS		651,689
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,906	145,453
TOTAL EQUITY FUNDS (Cost $689,558)		797,142
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	4,564	40,845
Fidelity Strategic Income Fund	3,670	41,027
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,872

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	6,846	$ 73,940
Fidelity Strategic Real Return Fund	7,597	73,155
Fidelity Total Bond Fund	20,204	221,438
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		368,533
TOTAL FIXED-INCOME FUNDS (Cost $410,464)		450,405
Short-Term Funds - 8.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,264	56,264
Fidelity Short-Term Bond Fund	6,633	56,449
TOTAL SHORT-TERM FUNDS (Cost $110,919)		112,713
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,210,941)		1,360,260
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67)
NET ASSETS - 100%		$ 1,360,193
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,219,614. Net unrealized appreciation aggregated $140,646, of which $141,141 related to appreciated investment securities and $495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867272.104

ARW38-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.6%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,312	$ 90,999
Fidelity Blue Chip Growth Fund	1,928	85,163
Fidelity Disciplined Equity Fund	5,981	130,328
Fidelity Equity-Income Fund	3,157	130,068
Fidelity Series 100 Index Fund	8,127	71,843
Fidelity Series Broad Market Opportunities Fund	13,399	130,239
Fidelity Series Small Cap Opportunities Fund	1,252	13,049
TOTAL DOMESTIC EQUITY FUNDS		651,689
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,906	145,453
TOTAL EQUITY FUNDS (Cost $689,558)		797,142
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	4,564	40,845
Fidelity Strategic Income Fund	3,670	41,027
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,872

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	6,846	$ 73,940
Fidelity Strategic Real Return Fund	7,597	73,155
Fidelity Total Bond Fund	20,204	221,438
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		368,533
TOTAL FIXED-INCOME FUNDS (Cost $410,464)		450,405
Short-Term Funds - 8.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,264	56,264
Fidelity Short-Term Bond Fund	6,633	56,449
TOTAL SHORT-TERM FUNDS (Cost $110,919)		112,713
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,210,941)		1,360,260
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67)
NET ASSETS - 100%		$ 1,360,193
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,219,614. Net unrealized appreciation aggregated $140,646, of which $141,141 related to appreciated investment securities and $495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2011

1.867287.104

RW40-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.0%
	Shares	Value
Domestic Equity Funds - 49.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,966	$ 136,464
Fidelity Blue Chip Growth Fund	2,888	127,575
Fidelity Disciplined Equity Fund	8,968	195,408
Fidelity Equity-Income Fund	4,733	195,017
Fidelity Series 100 Index Fund	12,188	107,743
Fidelity Series Broad Market Opportunities Fund	20,090	195,275
Fidelity Series Small Cap Opportunities Fund	1,883	19,623
TOTAL DOMESTIC EQUITY FUNDS		977,105
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	7,849	232,724
TOTAL EQUITY FUNDS (Cost $1,167,464)		1,209,829
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	7,061	63,198
Fidelity Strategic Income Fund	5,678	63,482
TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,680

	Shares	Value
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	9,891	$ 106,825
Fidelity Strategic Real Return Fund	10,976	105,699
Fidelity Total Bond Fund	29,206	320,098
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		532,622
TOTAL FIXED-INCOME FUNDS (Cost $637,926)		659,302
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Institutional Class	56,433	56,433
Fidelity Short-Term Bond Fund	6,653	56,615
TOTAL SHORT-TERM FUNDS (Cost $112,555)		113,048
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,917,945)	1,982,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(89)
NET ASSETS - 100%	$ 1,982,090
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,937,639. Net unrealized appreciation aggregated $44,540, of which $88,403 related to appreciated investment securities and $43,863 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867277.104

ARW40-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.0%
	Shares	Value
Domestic Equity Funds - 49.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,966	$ 136,464
Fidelity Blue Chip Growth Fund	2,888	127,575
Fidelity Disciplined Equity Fund	8,968	195,408
Fidelity Equity-Income Fund	4,733	195,017
Fidelity Series 100 Index Fund	12,188	107,743
Fidelity Series Broad Market Opportunities Fund	20,090	195,275
Fidelity Series Small Cap Opportunities Fund	1,883	19,623
TOTAL DOMESTIC EQUITY FUNDS		977,105
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	7,849	232,724
TOTAL EQUITY FUNDS (Cost $1,167,464)		1,209,829
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	7,061	63,198
Fidelity Strategic Income Fund	5,678	63,482
TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,680

	Shares	Value
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	9,891	$ 106,825
Fidelity Strategic Real Return Fund	10,976	105,699
Fidelity Total Bond Fund	29,206	320,098
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		532,622
TOTAL FIXED-INCOME FUNDS (Cost $637,926)		659,302
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Institutional Class	56,433	56,433
Fidelity Short-Term Bond Fund	6,653	56,615
TOTAL SHORT-TERM FUNDS (Cost $112,555)		113,048
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,917,945)	1,982,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(89)
NET ASSETS - 100%	$ 1,982,090
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,937,639. Net unrealized appreciation aggregated $44,540, of which $88,403 related to appreciated investment securities and $43,863 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2011

1.867292.104

RW42-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.8%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	23,273	$ 398,659
Fidelity Blue Chip Growth Fund	8,438	372,774
Fidelity Disciplined Equity Fund	26,176	570,370
Fidelity Equity-Income Fund	13,816	569,229
Fidelity Series 100 Index Fund	35,569	314,430
Fidelity Series Broad Market Opportunities Fund	58,640	569,981
Fidelity Series Small Cap Opportunities Fund	5,486	57,160
TOTAL DOMESTIC EQUITY FUNDS		2,852,603
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	23,524	697,490
TOTAL EQUITY FUNDS (Cost $3,385,244)		3,550,093
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	21,192	189,672
Fidelity Strategic Income Fund	17,042	190,527
TOTAL HIGH YIELD FIXED-INCOME FUNDS		380,199

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	28,085	$ 303,323
Fidelity Strategic Real Return Fund	31,166	300,126
Fidelity Total Bond Fund	82,928	908,895
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,512,344
TOTAL FIXED-INCOME FUNDS (Cost $1,794,937)		1,892,543
Short-Term Funds - 3.8%

Fidelity Institutional Money Market Portfolio Institutional Class	107,055	107,055
Fidelity Short-Term Bond Fund	12,621	107,402
TOTAL SHORT-TERM FUNDS (Cost $213,002)		214,457
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,393,183)		5,657,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 5,657,100
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,431,467. Net unrealized appreciation aggregated $225,626, of which $354,395 related to appreciated investment securities and $128,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867280.104

ARW42-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.8%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	23,273	$ 398,659
Fidelity Blue Chip Growth Fund	8,438	372,774
Fidelity Disciplined Equity Fund	26,176	570,370
Fidelity Equity-Income Fund	13,816	569,229
Fidelity Series 100 Index Fund	35,569	314,430
Fidelity Series Broad Market Opportunities Fund	58,640	569,981
Fidelity Series Small Cap Opportunities Fund	5,486	57,160
TOTAL DOMESTIC EQUITY FUNDS		2,852,603
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	23,524	697,490
TOTAL EQUITY FUNDS (Cost $3,385,244)		3,550,093
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	21,192	189,672
Fidelity Strategic Income Fund	17,042	190,527
TOTAL HIGH YIELD FIXED-INCOME FUNDS		380,199

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	28,085	$ 303,323
Fidelity Strategic Real Return Fund	31,166	300,126
Fidelity Total Bond Fund	82,928	908,895
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,512,344
TOTAL FIXED-INCOME FUNDS (Cost $1,794,937)		1,892,543
Short-Term Funds - 3.8%

Fidelity Institutional Money Market Portfolio Institutional Class	107,055	107,055
Fidelity Short-Term Bond Fund	12,621	107,402
TOTAL SHORT-TERM FUNDS (Cost $213,002)		214,457
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,393,183)		5,657,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 5,657,100
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,431,467. Net unrealized appreciation aggregated $225,626, of which $354,395 related to appreciated investment securities and $128,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

October 31, 2011

1.809108.108

ULB-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.6%
Daimler Finance North America LLC 1.5429% 9/13/13 (b)(e)	$ 1,500,000	$ 1,500,119
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,028,175
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,544,213
		2,572,388
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.0584% 8/23/13 (e)	401,000	400,682
TOTAL CONSUMER DISCRETIONARY		4,473,189
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Fortune Brands, Inc. 3% 6/1/12	500,000	506,037
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,016,417
Total Capital Canada Ltd. 0.7831% 1/17/14 (e)	2,000,000	2,008,172
		3,024,589
FINANCIALS - 31.8%
Capital Markets - 5.1%
BlackRock, Inc. 0.6084% 5/24/13 (e)	500,000	500,259
Goldman Sachs Group, Inc. 1.2694% 2/7/14 (e)	2,000,000	1,912,770
HSBC Bank PLC 1.2031% 1/17/14 (b)(e)	2,000,000	1,982,148
JPMorgan Chase & Co. 1.2156% 1/24/14 (e)	4,000,000	3,973,656
State Street Corp. 0.6828% 3/7/14 (e)	1,000,000	993,863
The Bank of New York Mellon Corp. 0.6947% 7/28/14 (e)	2,000,000	1,972,782
UBS AG Stamford Branch 1.4247% 1/28/14 (e)	1,500,000	1,468,467
		12,803,945
Commercial Banks - 15.9%
ANZ Banking Group Ltd. 1.1311% 1/10/14 (b)(e)	1,000,000	994,801
Bank of Montreal 0.8981% 4/29/14 (e)	2,000,000	1,995,318
Barclays Bank PLC 1.4375% 1/13/14 (e)	2,000,000	1,925,546
Commonwealth Bank of Australia 1.0802% 3/17/14 (b)(e)	1,500,000	1,490,897
Credit Agricole SA 0.6055% 2/2/12 (b)(e)	2,000,000	1,981,214
Credit Suisse New York Branch 1.3608% 1/14/14 (e)	2,500,000	2,453,865
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Danske Bank A/S 1.4508% 4/14/14 (b)(e)	$ 500,000	$ 480,470
Deutsche Bank 1.0547% 1/18/13 (e)	2,000,000	1,997,072
Fifth Third Bank 0.4017% 5/17/13 (e)	2,500,000	2,443,053
ING Bank NV 1.7368% 6/9/14 (b)(e)	2,000,000	1,966,960
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (e)	930,000	926,520
National Australia Bank Ltd. 0.8711% 1/8/13 (b)(e)	1,000,000	1,000,615
Rabobank (Netherlands) NV 0.7508% 4/14/14 (e)	5,000,000	4,963,370
Royal Bank of Canada 0.7031% 4/17/14 (e)	3,000,000	2,979,072
Santander US Debt SA Unipersonal 1.1686% 3/30/12 (b)(e)	800,000	798,337
Sumitomo Mitsui Banking Corp. 1.3656% 7/22/14 (b)(e)	1,000,000	1,002,812
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	2,500,000	2,534,388
Toronto Dominion Bank 0.7008% 7/14/14 (e)	2,000,000	1,997,154
U.S. Bank NA 0.6403% 10/26/12 (e)	2,000,000	2,002,548
Union Bank NA 1.2806% 6/6/14 (e)	2,000,000	1,977,414
Wachovia Bank NA 0.6372% 11/3/14 (e)	1,500,000	1,396,926
Westpac Banking Corp. 1.0986% 3/31/14 (b)(e)	1,000,000	1,002,887
		40,311,239
Consumer Finance - 3.5%
American Express Credit Corp. 1.2081% 6/24/14 (e)	1,000,000	979,209
American Honda Finance Corp. 0.6394% 11/7/12 (b)(e)	2,000,000	2,002,346
Capital One Financial Corp. 1.5531% 7/15/14 (e)	2,000,000	1,962,642
General Electric Capital Corp. 1.2336% 1/7/14 (e)	3,000,000	2,966,019
John Deere Capital Corp. 0.7878% 10/4/13 (e)	1,000,000	1,003,764
		8,913,980
Diversified Financial Services - 5.2%
BB&T Corp. 1.1247% 4/28/14 (e)	2,000,000	1,988,022
BNP Paribas 1.2911% 1/10/14 (e)	1,000,000	960,583
BP Capital Markets PLC 0.9368% 3/11/14 (e)	1,000,000	1,001,035
Citigroup, Inc.:
1.8475% 1/13/14 (e)	2,341,000	2,293,190
2.2862% 8/13/13 (e)	1,000,000	993,903
MassMutual Global Funding II 0.7808% 1/14/14 (b)(e)	394,000	393,969
Metlife Institutional Funding II 1.2743% 4/4/14 (b)(e)	2,500,000	2,493,468
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Funding 0.6343% 4/4/14 (b)(e)	$ 2,000,000	$ 2,000,050
Volkswagen International Finance NV 0.9843% 4/1/14 (b)(e)	1,000,000	1,002,432
		13,126,652
Insurance - 1.4%
Berkshire Hathaway Finance Corp. 0.7211% 1/10/14 (e)	2,000,000	1,995,028
Prudential Financial, Inc. 3.625% 9/17/12	1,500,000	1,533,197
		3,528,225
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 1.9411% 7/11/14 (e)	2,000,000	1,880,494
TOTAL FINANCIALS		80,564,535
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Sanofi-aventis 0.5628% 3/28/13 (e)	2,000,000	2,004,100
Teva Pharmaceutical Finance III BV 0.8525% 3/21/14 (e)	1,000,000	999,838
		3,003,938
INFORMATION TECHNOLOGY - 1.1%
Computers & Peripherals - 0.8%
Hewlett-Packard Co. 0.5884% 5/24/13 (e)	2,000,000	1,982,128
IT Services - 0.2%
The Western Union Co. 0.9128% 3/7/13 (e)	530,000	531,357
Office Electronics - 0.1%
Xerox Corp. 1.1101% 5/16/14 (e)	435,000	431,079
TOTAL INFORMATION TECHNOLOGY		2,944,564
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Qwest Corp. 3.5971% 6/15/13 (e)	1,000,000	1,005,000
SBC Communications, Inc. 5.875% 2/1/12	2,250,000	2,279,140
Verizon Communications, Inc. 0.9728% 3/28/14 (e)	2,500,000	2,509,048
		5,793,188
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.4%
Electric Utilities - 0.2%
Alabama Power Co. 4.85% 12/15/12	$ 500,000	$ 521,867
Multi-Utilities - 1.2%
Dominion Resources, Inc. 6.25% 6/30/12	500,000	516,991
DTE Energy Co. 1.0306% 6/3/13 (e)	607,000	606,741
Sempra Energy 1.1071% 3/15/14 (e)	2,000,000	2,002,938
		3,126,670
TOTAL UTILITIES		3,648,537
TOTAL NONCONVERTIBLE BONDS (Cost $104,932,470)		103,958,577
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 24.1%
Fannie Mae Guaranteed Mortgage pass-thru certificates 4.375% 9/15/12 (d)	59,000,000	61,113,666
Other Government Related - 1.4%
Bank of America Corp. 0.7281% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,502,654
Goldman Sachs Group, Inc. 0.5216% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,000,136
TOTAL OTHER GOVERNMENT RELATED		3,502,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,615,881)		64,616,456
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 2.8%
2.378% 6/1/35 (e)	431,660	457,591
2.45% 2/1/34 (e)	309,218	322,892
2.468% 10/1/35 (e)	1,129,878	1,190,017
2.472% 7/1/35 (e)	826,900	865,634
2.484% 11/1/34 (e)	505,753	527,747
2.496% 6/1/35 (e)	1,057,144	1,114,970
2.519% 7/1/34 (e)	501,159	533,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.551% 12/1/34 (e)	$ 570,449	$ 598,556
2.555% 11/1/34 (e)	573,954	603,423
3.763% 10/1/39 (e)	741,907	772,830
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,801,036)		6,987,551
Asset-Backed Securities - 17.2%

Ally Auto Receivables Trust:
Series 2010-4 Class A2, 0.71% 2/15/13	511,690	511,663
Series 2011-1 Class A2, 0.81% 10/15/13	738,168	738,226
Series 2011-4 Class A2, 0.65% 3/17/14	100,000	99,941
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9933% 1/15/15 (b)(e)	700,000	709,821
Series 2011-1 Class A1, 1.1133% 1/15/16 (e)	500,000	501,668
Series 2011-5 Class A1, 0.8933% 6/17/13 (e)	510,000	510,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2811% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	561,929	558,554
Series 2007-CM Class A4B, 0.3211% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	350,929	348,237
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	470,297	469,458
Series 2011-1 Class A2, 0.84% 6/9/14	806,072	805,866
Series 2011-2 Class A2, 0.9% 9/8/14	1,000,000	999,625
Series 2011-4 Class AS, 0.92% 3/9/15	500,000	499,754
Series 2011-5 Class A2, 1.26% 8/8/15	120,000	119,995
Bank of America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (b)	216,711	217,533
Bank One Issuance Trust Series 2003-A8, 0.4933% 5/16/16 (e)	500,000	501,213
BMW Vehicle Lease Trust:
Series 2010-1 Class A2, 0.58% 9/17/12	306,838	306,782
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	999,805
BMW Vehicle Owner Trust Series 2011-A Class A2, 0.63% 2/25/14	330,000	330,048
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	270,198	272,396
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	995,379	995,975
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3133% 12/15/14 (e)	$ 1,600,000	$ 1,599,406
Series 2005-A6 Class A6, 0.3133% 7/15/14 (e)	1,730,000	1,729,273
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,127,099
Series 2009-A2 Class A2, 1.7933% 4/15/14 (e)	2,500,000	2,517,373
Series 2011-A1 Class A1, 0.4333% 3/16/15 (e)	640,000	640,004
Series 2011-A2 Class A2, 0.3333% 5/15/15 (e)	990,000	989,545
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	708,592	708,622
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 1.9933% 3/17/14 (e)	4,350,000	4,377,097
Series 2009-A2 Class A2, 1.7933% 5/15/14 (e)	1,500,000	1,512,139
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	346,433
Discover Card Master Trust Series 2011-A2 Class A2, 0.439% 11/16/15 (e)	1,000,000	1,000,933
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7663% 5/28/35 (e)	80,751	57,859
Class AB3, 0.7099% 5/28/35 (e)	32,052	21,049
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	1,000,328
Series 2010-B Class A2, 0.75% 10/15/12 (b)	1,166,892	1,166,864
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	46,155	46,459
Series 2010-B Class A2, 0.65% 12/15/12	197,173	197,185
Series 2011-B Class A2, 0.68% 1/15/14	1,000,000	1,003,319
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8933% 12/15/14 (b)(e)	490,000	495,874
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,877
Fremont Home Loan Trust Series 2005-A Class M4, 0.9247% 1/25/35 (e)	125,000	30,329
GSAMP Trust Series 2007-HE1 Class M1, 0.4947% 3/25/47 (e)	335,000	15,592
Home Equity Asset Trust Series 2003-5 Class A2, 0.9447% 12/25/33 (e)	10,566	7,591
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	300,000	299,982
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (b)	1,000,000	999,360
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	67,938	68,295
Series 2011-A Class A2, 0.69% 11/15/13	930,711	930,882
Series 2011-C Class A2, 0.62% 7/15/14	310,000	309,940
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 1,999,544
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	889,501	889,686
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7147% 8/25/35 (e)	20,366	16,434
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5847% 8/25/34 (e)	65,756	50,223
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	761,318	762,257
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	999,746
Series 2011-B Class A2, 0.4174% 2/17/14 (e)	1,000,000	1,000,000
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,646
Ocala Funding LLC Series 2006-1A Class A, 1.6447% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6947% 9/25/34 (e)	435,000	101,102
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0447% 4/25/33 (e)	1,451	1,174
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	345,033	345,140
Series 2011-1, Class A2, 0.94% 2/18/14	300,000	299,758
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	270,158
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1047% 9/25/34 (e)	21,802	14,790
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	531,781	533,725
Volkswagen Auto Lease Trust Series 2010-A Class A2, 0.77% 1/22/13	591,528	592,075
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3947% 3/20/14 (e)	703,515	706,690
TOTAL ASSET-BACKED SECURITIES (Cost $45,281,685)		43,521,417
Collateralized Mortgage Obligations - 7.3%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(e)	465,681	465,463
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3778% 11/20/56 (b)(e)	651,837	648,169
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (e)	$ 150,786	$ 145,357
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.6713% 3/20/44 (e)	268,798	258,449
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5747% 12/25/34 (e)	251,447	205,329
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (e)	330,000	328,873
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	250,000	249,929
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (e)	1,000,000	709,554
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	999,860
TOTAL PRIVATE SPONSOR		4,010,983
U.S. Government Agency - 5.7%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7447% 9/25/23 (e)	71,244	71,429
Series 2010-86 Class FE, 0.6947% 8/25/25 (e)	612,495	614,855
sequential payer:
Series 2003-129 Class GF, 0.6447% 4/25/30 (e)	681,884	682,303
Series 2005-47 Class HA, 4.5% 7/25/19	1,133,517	1,170,520
Series 2011-16 Class FB, 0.3947% 3/25/31 (e)	2,708,744	2,706,147
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4733% 2/15/19 (e)	5,089,139	5,096,631
planned amortization class Series 3792, 0.6433% 11/15/40 (e)	944,000	947,279
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	947,790	977,879
Series 3560 Class LA, 2% 8/15/14	1,062,905	1,070,332
Series 3573 Class LC, 1.85% 8/15/14	1,226,439	1,235,592
TOTAL U.S. GOVERNMENT AGENCY		14,572,967
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,936,855)		18,583,950
Commercial Mortgage Securities - 2.3%
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 756,365	$ 757,602
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7733% 3/15/22 (b)(e)	100,000	89,000
Class H, 1.0233% 3/15/22 (b)(e)	110,000	95,700
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4733% 4/15/17 (b)(e)	110,000	109,063
Series 2006-CN2A Class A2FL, 0.46% 2/5/19 (b)(e)	800,000	781,860
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9029% 6/15/39 (e)	220,753	223,194
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	252,645
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6377% 5/10/40 (e)	120,000	128,223
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	438,516	438,380
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	151,427
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	165,965	165,840
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	230,000	229,736
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	241,630
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	500,000	492,064
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	130,000	134,829
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	107,822	113,694
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A2, 5.9896% 6/15/49 (e)	239,582	243,695
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	83,211
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.444% 7/15/19 (b)(e)	247,826	146,217
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA Class B, 0.374% 10/15/20 (b)(e)	$ 440,000	$ 408,859
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	84,766	87,498
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	110,000	115,357
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.319% 9/15/21 (b)(e)	398,194	375,264
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,319,783)		5,864,988
Municipal Securities - 0.5%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 12/1/11 (e)(f)	300,000	300,003
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	502,015
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	502,730
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 1/3/12 (e)(f)	100,000	100,001
TOTAL MUNICIPAL SECURITIES (Cost $1,400,000)		1,404,749
Bank Notes - 0.8%

National City Bank, Cleveland 0.4256% 3/1/13 (e) (Cost $1,982,581)	2,000,000	1,994,556
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee 0.8247% 10/18/13 (e)	2,000,000	1,999,932
Nordea Bank Finland PLC yankee 0.7494% 2/7/13 (e)	1,000,000	1,001,743
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,999,734)		3,001,675
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 10/31/11 due 11/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,145,000)	3,145,010	$ 3,145,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $256,415,025)		253,078,919
NET OTHER ASSETS (LIABILITIES) - 0.2%		383,433
NET ASSETS - 100%		$ 253,462,352
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2011	$ 9,987,375	$ (1,526)
10 Eurodollar 90 Day Index Contracts	March 2012	9,986,250	(2,026)
10 Eurodollar 90 Day Index Contracts	June 2012	9,986,125	(901)
TOTAL EURODOLLAR CONTRACTS		$ 29,959,750	$ (4,453)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,718,710 or 12.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,502,790 or 1.4% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,717.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,145,000 due 11/01/11 at 0.12%
Barclays Capital, Inc.	$ 464,672
Credit Agricole Securities (USA), Inc.	330,844
Deutsche Bank Securities, Inc.	175,876
HSBC Securities (USA), Inc.	628,603
ING Financial Markets LLC	413,556
Merrill Lynch, Pierce, Fenner & Smith, Inc.	156,870
Mizuho Securities USA, Inc.	15,129
Morgan Stanley & Co., Inc.	49,627
RBC Capital Markets Corp.	413,556
UBS Securities LLC	496,267
$ 3,145,000
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 103,958,577	$ -	$ 103,958,577	$ -
U.S. Government and Government Agency Obligations	64,616,456	-	64,616,456	-
U.S. Government Agency - Mortgage Securities	6,987,551	-	6,987,551	-
Asset-Backed Securities	43,521,417	-	43,328,146	193,271
Collateralized Mortgage Obligations	18,583,950	-	18,583,950	-
Commercial Mortgage Securities	5,864,988	-	5,718,771	146,217
Municipal Securities	1,404,749	-	1,404,749	-
Bank Notes	1,994,556	-	1,994,556	-
Certificates of Deposit	3,001,675	-	3,001,675	-
Cash Equivalents	3,145,000	-	3,145,000	-
Total Investments in Securities:	$ 253,078,919	$ -	$ 252,739,431	$ 339,488
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,453)	$ (4,453)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(57,089)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(3,059)
Transfers in to Level 3	1,195
Transfers out of Level 3	(407,780)
Ending Balance	$ 339,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (57,089)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $256,408,473. Net unrealized depreciation aggregated $3,329,554, of which $374,409 related to appreciated investment securities and $3,703,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

October 31, 2011

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.809541.108

AUSB-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.6%
Daimler Finance North America LLC 1.5429% 9/13/13 (b)(e)	$ 1,500,000	$ 1,500,119
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,028,175
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,544,213
		2,572,388
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.0584% 8/23/13 (e)	401,000	400,682
TOTAL CONSUMER DISCRETIONARY		4,473,189
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Fortune Brands, Inc. 3% 6/1/12	500,000	506,037
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,016,417
Total Capital Canada Ltd. 0.7831% 1/17/14 (e)	2,000,000	2,008,172
		3,024,589
FINANCIALS - 31.8%
Capital Markets - 5.1%
BlackRock, Inc. 0.6084% 5/24/13 (e)	500,000	500,259
Goldman Sachs Group, Inc. 1.2694% 2/7/14 (e)	2,000,000	1,912,770
HSBC Bank PLC 1.2031% 1/17/14 (b)(e)	2,000,000	1,982,148
JPMorgan Chase & Co. 1.2156% 1/24/14 (e)	4,000,000	3,973,656
State Street Corp. 0.6828% 3/7/14 (e)	1,000,000	993,863
The Bank of New York Mellon Corp. 0.6947% 7/28/14 (e)	2,000,000	1,972,782
UBS AG Stamford Branch 1.4247% 1/28/14 (e)	1,500,000	1,468,467
		12,803,945
Commercial Banks - 15.9%
ANZ Banking Group Ltd. 1.1311% 1/10/14 (b)(e)	1,000,000	994,801
Bank of Montreal 0.8981% 4/29/14 (e)	2,000,000	1,995,318
Barclays Bank PLC 1.4375% 1/13/14 (e)	2,000,000	1,925,546
Commonwealth Bank of Australia 1.0802% 3/17/14 (b)(e)	1,500,000	1,490,897
Credit Agricole SA 0.6055% 2/2/12 (b)(e)	2,000,000	1,981,214
Credit Suisse New York Branch 1.3608% 1/14/14 (e)	2,500,000	2,453,865
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Danske Bank A/S 1.4508% 4/14/14 (b)(e)	$ 500,000	$ 480,470
Deutsche Bank 1.0547% 1/18/13 (e)	2,000,000	1,997,072
Fifth Third Bank 0.4017% 5/17/13 (e)	2,500,000	2,443,053
ING Bank NV 1.7368% 6/9/14 (b)(e)	2,000,000	1,966,960
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (e)	930,000	926,520
National Australia Bank Ltd. 0.8711% 1/8/13 (b)(e)	1,000,000	1,000,615
Rabobank (Netherlands) NV 0.7508% 4/14/14 (e)	5,000,000	4,963,370
Royal Bank of Canada 0.7031% 4/17/14 (e)	3,000,000	2,979,072
Santander US Debt SA Unipersonal 1.1686% 3/30/12 (b)(e)	800,000	798,337
Sumitomo Mitsui Banking Corp. 1.3656% 7/22/14 (b)(e)	1,000,000	1,002,812
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	2,500,000	2,534,388
Toronto Dominion Bank 0.7008% 7/14/14 (e)	2,000,000	1,997,154
U.S. Bank NA 0.6403% 10/26/12 (e)	2,000,000	2,002,548
Union Bank NA 1.2806% 6/6/14 (e)	2,000,000	1,977,414
Wachovia Bank NA 0.6372% 11/3/14 (e)	1,500,000	1,396,926
Westpac Banking Corp. 1.0986% 3/31/14 (b)(e)	1,000,000	1,002,887
		40,311,239
Consumer Finance - 3.5%
American Express Credit Corp. 1.2081% 6/24/14 (e)	1,000,000	979,209
American Honda Finance Corp. 0.6394% 11/7/12 (b)(e)	2,000,000	2,002,346
Capital One Financial Corp. 1.5531% 7/15/14 (e)	2,000,000	1,962,642
General Electric Capital Corp. 1.2336% 1/7/14 (e)	3,000,000	2,966,019
John Deere Capital Corp. 0.7878% 10/4/13 (e)	1,000,000	1,003,764
		8,913,980
Diversified Financial Services - 5.2%
BB&T Corp. 1.1247% 4/28/14 (e)	2,000,000	1,988,022
BNP Paribas 1.2911% 1/10/14 (e)	1,000,000	960,583
BP Capital Markets PLC 0.9368% 3/11/14 (e)	1,000,000	1,001,035
Citigroup, Inc.:
1.8475% 1/13/14 (e)	2,341,000	2,293,190
2.2862% 8/13/13 (e)	1,000,000	993,903
MassMutual Global Funding II 0.7808% 1/14/14 (b)(e)	394,000	393,969
Metlife Institutional Funding II 1.2743% 4/4/14 (b)(e)	2,500,000	2,493,468
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Funding 0.6343% 4/4/14 (b)(e)	$ 2,000,000	$ 2,000,050
Volkswagen International Finance NV 0.9843% 4/1/14 (b)(e)	1,000,000	1,002,432
		13,126,652
Insurance - 1.4%
Berkshire Hathaway Finance Corp. 0.7211% 1/10/14 (e)	2,000,000	1,995,028
Prudential Financial, Inc. 3.625% 9/17/12	1,500,000	1,533,197
		3,528,225
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 1.9411% 7/11/14 (e)	2,000,000	1,880,494
TOTAL FINANCIALS		80,564,535
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Sanofi-aventis 0.5628% 3/28/13 (e)	2,000,000	2,004,100
Teva Pharmaceutical Finance III BV 0.8525% 3/21/14 (e)	1,000,000	999,838
		3,003,938
INFORMATION TECHNOLOGY - 1.1%
Computers & Peripherals - 0.8%
Hewlett-Packard Co. 0.5884% 5/24/13 (e)	2,000,000	1,982,128
IT Services - 0.2%
The Western Union Co. 0.9128% 3/7/13 (e)	530,000	531,357
Office Electronics - 0.1%
Xerox Corp. 1.1101% 5/16/14 (e)	435,000	431,079
TOTAL INFORMATION TECHNOLOGY		2,944,564
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Qwest Corp. 3.5971% 6/15/13 (e)	1,000,000	1,005,000
SBC Communications, Inc. 5.875% 2/1/12	2,250,000	2,279,140
Verizon Communications, Inc. 0.9728% 3/28/14 (e)	2,500,000	2,509,048
		5,793,188
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.4%
Electric Utilities - 0.2%
Alabama Power Co. 4.85% 12/15/12	$ 500,000	$ 521,867
Multi-Utilities - 1.2%
Dominion Resources, Inc. 6.25% 6/30/12	500,000	516,991
DTE Energy Co. 1.0306% 6/3/13 (e)	607,000	606,741
Sempra Energy 1.1071% 3/15/14 (e)	2,000,000	2,002,938
		3,126,670
TOTAL UTILITIES		3,648,537
TOTAL NONCONVERTIBLE BONDS (Cost $104,932,470)		103,958,577
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 24.1%
Fannie Mae Guaranteed Mortgage pass-thru certificates 4.375% 9/15/12 (d)	59,000,000	61,113,666
Other Government Related - 1.4%
Bank of America Corp. 0.7281% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,502,654
Goldman Sachs Group, Inc. 0.5216% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,000,136
TOTAL OTHER GOVERNMENT RELATED		3,502,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,615,881)		64,616,456
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 2.8%
2.378% 6/1/35 (e)	431,660	457,591
2.45% 2/1/34 (e)	309,218	322,892
2.468% 10/1/35 (e)	1,129,878	1,190,017
2.472% 7/1/35 (e)	826,900	865,634
2.484% 11/1/34 (e)	505,753	527,747
2.496% 6/1/35 (e)	1,057,144	1,114,970
2.519% 7/1/34 (e)	501,159	533,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.551% 12/1/34 (e)	$ 570,449	$ 598,556
2.555% 11/1/34 (e)	573,954	603,423
3.763% 10/1/39 (e)	741,907	772,830
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,801,036)		6,987,551
Asset-Backed Securities - 17.2%

Ally Auto Receivables Trust:
Series 2010-4 Class A2, 0.71% 2/15/13	511,690	511,663
Series 2011-1 Class A2, 0.81% 10/15/13	738,168	738,226
Series 2011-4 Class A2, 0.65% 3/17/14	100,000	99,941
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9933% 1/15/15 (b)(e)	700,000	709,821
Series 2011-1 Class A1, 1.1133% 1/15/16 (e)	500,000	501,668
Series 2011-5 Class A1, 0.8933% 6/17/13 (e)	510,000	510,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2811% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	561,929	558,554
Series 2007-CM Class A4B, 0.3211% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	350,929	348,237
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	470,297	469,458
Series 2011-1 Class A2, 0.84% 6/9/14	806,072	805,866
Series 2011-2 Class A2, 0.9% 9/8/14	1,000,000	999,625
Series 2011-4 Class AS, 0.92% 3/9/15	500,000	499,754
Series 2011-5 Class A2, 1.26% 8/8/15	120,000	119,995
Bank of America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (b)	216,711	217,533
Bank One Issuance Trust Series 2003-A8, 0.4933% 5/16/16 (e)	500,000	501,213
BMW Vehicle Lease Trust:
Series 2010-1 Class A2, 0.58% 9/17/12	306,838	306,782
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	999,805
BMW Vehicle Owner Trust Series 2011-A Class A2, 0.63% 2/25/14	330,000	330,048
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	270,198	272,396
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	995,379	995,975
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3133% 12/15/14 (e)	$ 1,600,000	$ 1,599,406
Series 2005-A6 Class A6, 0.3133% 7/15/14 (e)	1,730,000	1,729,273
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,127,099
Series 2009-A2 Class A2, 1.7933% 4/15/14 (e)	2,500,000	2,517,373
Series 2011-A1 Class A1, 0.4333% 3/16/15 (e)	640,000	640,004
Series 2011-A2 Class A2, 0.3333% 5/15/15 (e)	990,000	989,545
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	708,592	708,622
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 1.9933% 3/17/14 (e)	4,350,000	4,377,097
Series 2009-A2 Class A2, 1.7933% 5/15/14 (e)	1,500,000	1,512,139
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	346,433
Discover Card Master Trust Series 2011-A2 Class A2, 0.439% 11/16/15 (e)	1,000,000	1,000,933
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7663% 5/28/35 (e)	80,751	57,859
Class AB3, 0.7099% 5/28/35 (e)	32,052	21,049
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	1,000,328
Series 2010-B Class A2, 0.75% 10/15/12 (b)	1,166,892	1,166,864
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	46,155	46,459
Series 2010-B Class A2, 0.65% 12/15/12	197,173	197,185
Series 2011-B Class A2, 0.68% 1/15/14	1,000,000	1,003,319
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8933% 12/15/14 (b)(e)	490,000	495,874
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,877
Fremont Home Loan Trust Series 2005-A Class M4, 0.9247% 1/25/35 (e)	125,000	30,329
GSAMP Trust Series 2007-HE1 Class M1, 0.4947% 3/25/47 (e)	335,000	15,592
Home Equity Asset Trust Series 2003-5 Class A2, 0.9447% 12/25/33 (e)	10,566	7,591
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	300,000	299,982
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (b)	1,000,000	999,360
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	67,938	68,295
Series 2011-A Class A2, 0.69% 11/15/13	930,711	930,882
Series 2011-C Class A2, 0.62% 7/15/14	310,000	309,940
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 1,999,544
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	889,501	889,686
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7147% 8/25/35 (e)	20,366	16,434
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5847% 8/25/34 (e)	65,756	50,223
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	761,318	762,257
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	999,746
Series 2011-B Class A2, 0.4174% 2/17/14 (e)	1,000,000	1,000,000
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,646
Ocala Funding LLC Series 2006-1A Class A, 1.6447% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6947% 9/25/34 (e)	435,000	101,102
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0447% 4/25/33 (e)	1,451	1,174
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	345,033	345,140
Series 2011-1, Class A2, 0.94% 2/18/14	300,000	299,758
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	270,158
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1047% 9/25/34 (e)	21,802	14,790
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	531,781	533,725
Volkswagen Auto Lease Trust Series 2010-A Class A2, 0.77% 1/22/13	591,528	592,075
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3947% 3/20/14 (e)	703,515	706,690
TOTAL ASSET-BACKED SECURITIES (Cost $45,281,685)		43,521,417
Collateralized Mortgage Obligations - 7.3%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(e)	465,681	465,463
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3778% 11/20/56 (b)(e)	651,837	648,169
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (e)	$ 150,786	$ 145,357
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.6713% 3/20/44 (e)	268,798	258,449
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5747% 12/25/34 (e)	251,447	205,329
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (e)	330,000	328,873
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	250,000	249,929
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (e)	1,000,000	709,554
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	999,860
TOTAL PRIVATE SPONSOR		4,010,983
U.S. Government Agency - 5.7%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7447% 9/25/23 (e)	71,244	71,429
Series 2010-86 Class FE, 0.6947% 8/25/25 (e)	612,495	614,855
sequential payer:
Series 2003-129 Class GF, 0.6447% 4/25/30 (e)	681,884	682,303
Series 2005-47 Class HA, 4.5% 7/25/19	1,133,517	1,170,520
Series 2011-16 Class FB, 0.3947% 3/25/31 (e)	2,708,744	2,706,147
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4733% 2/15/19 (e)	5,089,139	5,096,631
planned amortization class Series 3792, 0.6433% 11/15/40 (e)	944,000	947,279
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	947,790	977,879
Series 3560 Class LA, 2% 8/15/14	1,062,905	1,070,332
Series 3573 Class LC, 1.85% 8/15/14	1,226,439	1,235,592
TOTAL U.S. GOVERNMENT AGENCY		14,572,967
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,936,855)		18,583,950
Commercial Mortgage Securities - 2.3%
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 756,365	$ 757,602
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7733% 3/15/22 (b)(e)	100,000	89,000
Class H, 1.0233% 3/15/22 (b)(e)	110,000	95,700
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4733% 4/15/17 (b)(e)	110,000	109,063
Series 2006-CN2A Class A2FL, 0.46% 2/5/19 (b)(e)	800,000	781,860
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9029% 6/15/39 (e)	220,753	223,194
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	252,645
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6377% 5/10/40 (e)	120,000	128,223
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	438,516	438,380
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	151,427
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	165,965	165,840
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	230,000	229,736
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	241,630
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	500,000	492,064
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	130,000	134,829
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	107,822	113,694
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A2, 5.9896% 6/15/49 (e)	239,582	243,695
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	83,211
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.444% 7/15/19 (b)(e)	247,826	146,217
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA Class B, 0.374% 10/15/20 (b)(e)	$ 440,000	$ 408,859
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	84,766	87,498
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	110,000	115,357
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.319% 9/15/21 (b)(e)	398,194	375,264
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,319,783)		5,864,988
Municipal Securities - 0.5%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 12/1/11 (e)(f)	300,000	300,003
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	502,015
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	502,730
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 1/3/12 (e)(f)	100,000	100,001
TOTAL MUNICIPAL SECURITIES (Cost $1,400,000)		1,404,749
Bank Notes - 0.8%

National City Bank, Cleveland 0.4256% 3/1/13 (e) (Cost $1,982,581)	2,000,000	1,994,556
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee 0.8247% 10/18/13 (e)	2,000,000	1,999,932
Nordea Bank Finland PLC yankee 0.7494% 2/7/13 (e)	1,000,000	1,001,743
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,999,734)		3,001,675
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 10/31/11 due 11/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,145,000)	3,145,010	$ 3,145,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $256,415,025)		253,078,919
NET OTHER ASSETS (LIABILITIES) - 0.2%		383,433
NET ASSETS - 100%		$ 253,462,352
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2011	$ 9,987,375	$ (1,526)
10 Eurodollar 90 Day Index Contracts	March 2012	9,986,250	(2,026)
10 Eurodollar 90 Day Index Contracts	June 2012	9,986,125	(901)
TOTAL EURODOLLAR CONTRACTS		$ 29,959,750	$ (4,453)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,718,710 or 12.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,502,790 or 1.4% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,717.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,145,000 due 11/01/11 at 0.12%
Barclays Capital, Inc.	$ 464,672
Credit Agricole Securities (USA), Inc.	330,844
Deutsche Bank Securities, Inc.	175,876
HSBC Securities (USA), Inc.	628,603
ING Financial Markets LLC	413,556
Merrill Lynch, Pierce, Fenner & Smith, Inc.	156,870
Mizuho Securities USA, Inc.	15,129
Morgan Stanley & Co., Inc.	49,627
RBC Capital Markets Corp.	413,556
UBS Securities LLC	496,267
$ 3,145,000
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 103,958,577	$ -	$ 103,958,577	$ -
U.S. Government and Government Agency Obligations	64,616,456	-	64,616,456	-
U.S. Government Agency - Mortgage Securities	6,987,551	-	6,987,551	-
Asset-Backed Securities	43,521,417	-	43,328,146	193,271
Collateralized Mortgage Obligations	18,583,950	-	18,583,950	-
Commercial Mortgage Securities	5,864,988	-	5,718,771	146,217
Municipal Securities	1,404,749	-	1,404,749	-
Bank Notes	1,994,556	-	1,994,556	-
Certificates of Deposit	3,001,675	-	3,001,675	-
Cash Equivalents	3,145,000	-	3,145,000	-
Total Investments in Securities:	$ 253,078,919	$ -	$ 252,739,431	$ 339,488
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,453)	$ (4,453)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(57,089)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(3,059)
Transfers in to Level 3	1,195
Transfers out of Level 3	(407,780)
Ending Balance	$ 339,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (57,089)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $256,408,473. Net unrealized depreciation aggregated $3,329,554, of which $374,409 related to appreciated investment securities and $3,703,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011